Provision for Reclamation Liabilities (Details) - Schedule of Provision for Reclamation Liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Reclamation Liabilities [Abstract]
Beginning of the period	$ 10,846	$ 8,442
Disbursements	(3,664)	(4,519)
Environmental rehabilitation expense		6,851
Accretion	253	72
End of the period	7,435	10,846
Provision for reclamation liabilities – current	759	4,343
Provision for reclamation liabilities – long-term	6,676	6,503
Total	$ 7,435	$ 10,846